SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of the cumulative effect of the changes made to consolidated balance sheet for the adoption of ASU 2016-08) (Details) - USD ($)	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Accounts receivable, net of allowances for doubtful accounts	$ 34,483,462	$ 30,391,563	$ 23,312,086
Project assets current	64,257,766	76,155,758	76,556,400
Contract costs		6,859,859	12,668,709
Liabilities and Shareholders' Equity
Accumulated deficit	(433,514,434)	$ (434,647,625)	$ (435,517,610)
Restatement Adjustment [Member]
Accounts receivable, net of allowances for doubtful accounts	7,079,477
Project assets current	(400,642)
Contract costs	(5,808,850)
Liabilities and Shareholders' Equity
Accumulated deficit	$ 869,985